Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity Awards, Options
1.	Options

	Year ended December 31, 2013
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	3,789,430	10.73
Changes during year:
Granted (1)	605,359	10.91
Re-designated (2)	(2,000)	10.75
Exercised	(462,802)	7.06
Forfeited or expired	(506,421)	16.76

Outstanding at end of year	3,423,566	10.36	3.54	12,573

Exercisable at end of year	2,222,296	10.51	2.29	8,453

(1)	Including options to purchase a total of 40,509 Ordinary Shares awarded to directors of the Company, at an exercise price of $12.11 per share.
(2)	Pursuant to changes in status of grantees from ‘employee’ to ‘non-employee’ of the Company (or vice versa) during the reporting period.

Equity Awards, Restricted Shares
2.	Restricted shares

	Year ended December 31, 2013
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	10,081	10.29
Changes during year:
Awarded (*)	1,976	12.11
Vested	(8,206)	11.00
Forfeited	(625)	10.50

Non-vested at end of year	3,226	11.49

(*)	To one director of the Company.

Equity Awards, Restricted Stock Units
3.	RSUs

	Year ended December 31, 2013
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	516,716	9.57
Changes during year:
Awarded	164,404	11.95
Vested	(95,126)	10.43
Re-designated (1)	(600)	10.21
Forfeited	(113,251)	9.95

Outstanding at end of year	472,143	10.11

(1)	Pursuant to changes in status of grantees from ‘employee’ to ‘non-employee’ of the Company (or vice versa) during the reporting period.

Non Employee [Member]
Equity Awards, Options
1.	Options

	Year ended December 31, 2013
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	75,098	12.03
Changes during year:
Granted	6,375	11.93
Re-designated (1)	2,000	10.75
Exercised	(8,700)	5.25
Forfeited or expired	(10,298)	17.70

Outstanding at end of year	64,475	12.00	3.52	161

Exercisable at end of year	41,100	12.94	2.38	86

(1)	Pursuant to changes in status of grantees from ‘employee’ to ‘non-employee’ of the Company (or vice versa) during the reporting period.

Equity Awards, Restricted Stock Units
3.	RSUs

	Year ended December 31, 2013
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	7,500	9.48
Changes during year:
Awarded	2,100	11.93
Re-designated	600	10.21
Vested	(1,834)	10.36
Forfeited	(933)	10.21

Outstanding at end of year	7,433	9.89